Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 130,337	$ 49,864	$ 133,479
Restricted cash	15,603
Inventories		8,747	2,422
Advances to suppliers	21,461	507,725	798,851
Total Current Assets	167,401	583,873	1,025,656
Current Liabilities:
Accounts payable	396	5,017
Payroll payable	11,950	14,156	8,801
Taxes payable	4,400	5,207	18,545
Other payables	36,030	80,589	98,536
Total Current Liabilities	249,044	655,648	1,005,628
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, No par value, 100,000,000 shares authorized; 45,518,000 shares issued and outstanding as of December 31, 2025 and 2024
Additional paid-in capital	607,200	607,200	607,200
Accumulated deficits	(707,565)	(699,689)	(609,758)
Other comprehensive loss	18,722	20,714	22,586
Total Stockholders’ Equity (Deficit)	(81,643)	(71,775)	20,028
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	167,401	583,873	1,025,656
Nonrelated Party [Member]
Current Assets:
Account receivables		17,537	76,272
Current Liabilities:
Advance from customers		12,955	145,651
Related Party [Member]
Current Assets:
Account receivables			14,632
Current Liabilities:
Due to related parties	$ 196,268	$ 537,724	$ 734,095